INVESTMENT IN ASSOCIATES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	$ 1,743	$ 1,059	$ 893
Cash used by investing activities	(1,110)	(3,174)	(1,047)
Cash from financing activities	(428)	2,183	(4)
Change during the year	$ 205	68	$ (158)
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities		380
Cash used by investing activities		(395)
Cash from financing activities		1
Change during the year		(14)
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year		(13)
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year		(1)
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities		380
Cash used by investing activities		(395)
Cash from financing activities		1
Change during the year		(14)
Australian Regulated Utility | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year		(13)
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year		$ (1)